UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Stafford Capital Management, LLC

                                 Address: 222 Kearny St. Suite 410
                                          San Franciso, CA  94108

                                 13F File Number: 028-05219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Karin M. Blair

Title: C.O.O

Phone: 415-362-6120

Signature, /s/ Karin M. Blair            Place, and Date of Signing: 04/20/05
                                         San Francisco, CA

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 102

Form 13F Information Table Value Total: 103,205,000

List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

Stafford Capital Management

March 31, 2005

                                 TITLE OF               VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER          VOTING AUTHORITY
    NAME OF ISSUER                CLASS      CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED    NONE
-----------------------          --------  ---------  ---------- --------- ---  ----  -------  --------  --------- -------- --------

3M Company                       COM       88579Y101      615        7,175 SH         SOLE      NO           5,500            1,675
AFC Enterprises, Inc.            COM       00104Q107    1,844       72,300 SH         SOLE      NO          65,950            6,350
AFLAC, Inc.                      COM       001055102      537       14,425 SH         SOLE      NO          11,050            3,375
Abbott Labs                      COM       002824100       40          850 SH         SOLE      NO               0              850
Advent Software Inc.             COM       007974108    2,332      128,280 SH         SOLE      NO         115,100           13,180
Agilent Technologies, Inc.       COM       00846U101        5          228 SH         SOLE      NO               0              228
Airgas, Inc.                     COM       009363102    2,277       95,300 SH         SOLE      NO          83,550           11,750
American Express Co.             COM       025816109       15          300 SH         SOLE      NO             300                0
American Software Class A        CLASS A   029683109    1,436      220,900 SH         SOLE      NO         207,650           13,250
Amgen                            COM       031162100       12          200 SH         SOLE      NO             200                0
Anglo American PLC               COM       03485P102      190        7,950 SH         SOLE      NO           7,950                0
Ann Taylor Stores                COM       036115103    1,700       66,450 SH         SOLE      NO          62,450            4,000
Applied Materials                COM       038222105        9          560 SH         SOLE      NO             560                0
Avery Dennison Corp.             COM       053611109       22          350 SH         SOLE      NO             350                0
Axonyx, Inc                      COM       05461R101      737      599,100 SH         SOLE      NO         562,885           36,215
Beacon Roofing Supply, Inc.      COM       073685109    2,129       97,300 SH         SOLE      NO          91,400            5,900
Beckman Coulter, Inc.            COM       075811109      678       10,200 SH         SOLE      NO           7,900            2,300
Bio-Rad Laboratories             COM       090572207    2,074       42,575 SH         SOLE      NO          38,000            4,575
Burlington Resources, Inc.       COM       122014103       33          650 SH         SOLE      NO             650                0
CSK Auto Corp.                   COM       125965103    2,489      141,000 SH         SOLE      NO         126,300           14,700
Cal Dive International           COM       127914109    1,989       43,900 SH         SOLE      NO          41,250            2,650
Candela Corp.                    COM       136907102    2,719      304,825 SH         SOLE      NO         275,925           28,900
Central Garden & Pet Co.         COM       153527106    2,289       52,200 SH         SOLE      NO          46,750            5,450
Charlotte Russe Holdings         COM       161048103      891       68,950 SH         SOLE      NO          64,800            4,150
ChevronTexaco Corporation        COM       166764100      855       14,669 SH         SOLE      NO          12,469            2,200
Cisco Systems, Inc.              COM       17275R102        7          400 SH         SOLE      NO             400                0
Coca-Cola Bottling Company       COM       191098102      214        4,100 SH         SOLE      NO           3,250              850
Colgate Palmolive Company        COM       194162103       31          600 SH         SOLE      NO             600                0
Compugen Ltd.                    COM       M25722105      342       85,300 SH         SOLE      NO          67,200           18,100
Comverse Tech Inc Com Par        COM       205862402      294       11,675 SH         SOLE      NO           9,000            2,675
Cullen/Frost Bankers, Inc.       COM       229899109    2,416       53,500 SH         SOLE      NO          50,250            3,250
Cypress Semiconductor            COM       232806109    2,443      193,850 SH         SOLE      NO         182,200           11,650
DDI Corp.                        COM       233162304    1,270      453,601 SH         SOLE      NO         426,251           27,350
DTE Energy Co.                   COM       233331107       23          500 SH         SOLE      NO             500                0
Du Pont Nemours & Co.            COM       263534109      567       11,065 SH         SOLE      NO           8,515            2,550
Enpro Industries                 COM       29355X107    2,241       81,500 SH         SOLE      NO          73,100            8,400
Enterasys Networks Inc.          COM       293637104    1,529    1,091,915 SH         SOLE      NO       1,025,850           66,065
FPL Group, Inc.                  COM       302571104      253        6,300 SH         SOLE      NO           6,100              200
Fairchild Semiconductor          COM       303726103    2,399      156,500 SH         SOLE      NO         147,050            9,450
FirstService Corporation         COM       33761N109       14          700 SH         SOLE      NO             700                0
General Electric                 COM       369604103      597       16,564 SH         SOLE      NO          12,650            3,914
Genitope Corp.                   COM       37229P507    1,103       88,225 SH         SOLE      NO          76,650           11,575
HCC Insurance Holdings Inc.      COM       404132102    3,437       95,050 SH         SOLE      NO          89,375            5,675
HSBC Holdings PLC                COM       404280406      286        3,600 SH         SOLE      NO           2,650              950
HealthExtras, Inc.               COM       422211102    2,465      148,050 SH         SOLE      NO         139,100            8,950
Henry Schein, Inc.               COM       806407102    1,896       52,900 SH         SOLE      NO          50,000            2,900
Home Depot                       COM       437076102       50        1,300 SH         SOLE      NO               0            1,300
Ingram Micro Inc.                COM       457153104      819       49,100 SH         SOLE      NO          46,100            3,000
Intel                            COM       458140100        9          400 SH         SOLE      NO             400                0
Intl Wire Group Inc.             COM       460933104    1,644       99,650 SH         SOLE      NO          93,550            6,100
Jacuzzi Brands, Inc.             COM       469865109    1,663      170,400 SH         SOLE      NO         160,100           10,300
Johnson & Johnson                COM       478160104       62          928 SH         SOLE      NO             128              800
Keynote Systems, Inc.            COM       493308100    1,634      137,650 SH         SOLE      NO         129,350            8,300
Laureate Education Inc.          COM       518613104    3,143       73,450 SH         SOLE      NO          66,350            7,100
Lilly, Eli & Co. Common          COM       532457108       31          600 SH         SOLE      NO             600                0
Linens N' Things Inc.            COM       535679104    2,011       81,000 SH         SOLE      NO          76,300            4,700
Littelfuse, Inc.                 COM       543442107        7          250 SH         SOLE      NO             250                0
Medtronic, Inc.                  COM       585055106       28          550 SH         SOLE      NO             550                0
Mercury General Corp.            COM       589400100      561       10,150 SH         SOLE      NO           7,750            2,400
Microsoft                        COM       594918104      736       30,450 SH         SOLE      NO          21,900            8,550
MoneyGram International          COM       60935Y109    1,580       83,650 SH         SOLE      NO          78,600            5,050
Monsanto Compnay                 COM       61166W101      418        6,475 SH         SOLE      NO           6,475                0
Murphy Oil Corp.                 COM       626717102      276        2,800 SH         SOLE      NO           2,050              750
NVIDIA Corp.                     COM       67066G104      283       11,925 SH         SOLE      NO           9,200            2,725
Nabors Industries                COM       629568106      106        1,800 SH         SOLE      NO               0            1,800
Network Equipment Technology     COM       641208103    1,234      219,200 SH         SOLE      NO         206,200           13,000
Newmont Mining Corp.             COM       651639106      750       17,750 SH         SOLE      NO          13,550            4,200
Occidental Petroleum Corp.       COM       674599105      576        8,100 SH         SOLE      NO           5,800            2,300
Oracle Systems                   COM       68389X105       40        3,200 SH         SOLE      NO           3,200                0
Overnite Corp.                   COM       690322102       16          500 SH         SOLE      NO             500                0
Pacific Gas & Electric Co.       COM       69331C108      563       16,500 SH         SOLE      NO          12,750            3,750
Paychex, Inc.                    COM       704326107      592       18,050 SH         SOLE      NO          13,950            4,100
Pediatrix Medical Group          COM       705324101    1,680       24,500 SH         SOLE      NO          23,000            1,500
Peets Coffee & Tea Inc.          COM       705560100       10          400 SH         SOLE      NO             400                0
Pfizer                           COM       717081103      560       21,300 SH         SOLE      NO          16,400            4,900
Plum Creek Timber Company, Inc.  COM       729251108       11          300 SH         SOLE      NO             300                0
Polycom, Inc.                    COM       73172K104    2,965      174,930 SH         SOLE      NO         158,730           16,200
Psychiatric Solutions, Inc.      COM       74439H108    2,999       65,200 SH         SOLE      NO          61,250            3,950
Quiksilver, Inc.                 COM       74838C106    1,791       61,700 SH         SOLE      NO          58,000            3,700
Quinton Cardiology Systems I     COM       748773108      568       68,500 SH         SOLE      NO          42,150           26,350
Regis Corp.                      COM       758932107    1,811       44,250 SH         SOLE      NO          41,650            2,600
SBC Communications               COM       78387G103      660       27,850 SH         SOLE      NO          20,150            7,700
Schlumberger, Ltd.               COM       806857108      576        8,175 SH         SOLE      NO           6,300            1,875
Servicemaster Co.                COM       81760N109       34        2,500 SH         SOLE      NO           2,500                0
Smucker J M Co.                  COM       832696405       15          300 SH         SOLE      NO             300                0
Sports Authority Inc.            COM       84917U109    2,582       93,875 SH         SOLE      NO          83,750           10,125
Streettracks Gold Trust          COM       863307104      474       11,075 SH         SOLE      NO           8,625            2,450
Superior Energy Services, Inc.   COM       868157108    2,342      136,150 SH         SOLE      NO         127,850            8,300
U.S. Bancorp                     COM       902973304       11          379 SH         SOLE      NO             379                0
U.S. Physical Therapy            COM       90337L108      583       41,700 SH         SOLE      NO          32,250            9,450
UMB Financial Corp.              COM       902788108    2,604       45,750 SH         SOLE      NO          43,000            2,750
United Parcel Service - Cl B     CLASS B   911312106      775       10,650 SH         SOLE      NO           8,250            2,400
Varian Semiconductor Equiptment  COM       922207105    1,623       42,700 SH         SOLE      NO          40,100            2,600
Verizon Communications           COM       92343V104      558       15,722 SH         SOLE      NO          12,072            3,650
Walgreen Co.                     COM       931422109       36          800 SH         SOLE      NO             800                0
Walt Disney Co.                  COM       254687106      683       23,775 SH         SOLE      NO          17,900            5,875
Waste Management Inc.            COM       94106l109      554       19,200 SH         SOLE      NO          14,600            4,600
WatchGuard Technologies, Inc.    COM       941105108    1,043      323,000 SH         SOLE      NO         303,550           19,450
Wells Fargo Bank                 COM       949746101      567        9,475 SH         SOLE      NO           7,300            2,175
Zilog, Inc.                      COM       989524301    1,277      248,000 SH         SOLE      NO         232,900           15,100
Zoll Medical Corp.               COM       989922109    1,450       64,350 SH         SOLE      NO          57,200            7,150
drugstore.com                    COM       262241102    1,787      692,500 SH         SOLE      NO         650,700           41,800
                                                      103,205    7,871,366                               7,228,289          643,077